Income Taxes - Components of Income Tax Provision (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 14, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current provision:
Federal			$ 4,467	$ 1,933	$ 2,615
State			7,070	3,442	3,121
Foreign			88	78	103
Total current			11,625	5,453	5,839
Deferred provision:
Federal			(5,148)	17,765	22,279
State			(5,984)	(731)	687
Total deferred			(11,132)	17,034	22,966
Provision for income taxes			493	22,487	28,805
Net deferred tax expense	$ 321,100	$ 321,100	0	0	321,054
Income tax expense			$ 493	$ 22,487	$ 349,859